Note 24 - Capital Management	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of capital management [text block]
NOTE 24.	CAPITAL MANAGEMENT

The objectives of the Group's capital management are to maintain a strong capital base to support investor, creditor and market confidence and to sustain future development of the business in accordance with its growth plans.

As part of the Group's cash management policy, up to
US$70
million of the Group's capital
may
be used to invest in publicly traded securities in accordance with the applicable board instructions to the management of the Group. The investment activity is managed by Kunlun Group Limited, a related party of the Group, and is overseen by the Group's CEO. The goal of investing in listed equity instruments is to achieve the highest possible return on invested capital relative to the risk taken. The Group started writing call options in
2020,
which resulted in a net gain of
US$124
thousand. The Group did
not
have short positions during
2020.
In
2019,
short positions resulted in a net loss of
US$365
thousand and in
2018,
a net gain of
US$38
thousand. As of
December 31, 2020,
the fair value of the liability related to written call options was
US$744
thousand, and as of the same date the Group did
not
hold any investments (long positions) in publicly traded equity securities. As of
December 31, 2019,
the Group had investments in publicly traded equity instruments with a fair value of
US$42,146
thousand. The combined net gain in
2020
on investments and written call options was
US$13,033
thousand, compared to a net gain of
US$8,477
thousand in
2019
and a net loss of
US$1,485
thousand in
2018.

On
January 17, 2020,
the board of directors approved a share repurchase program, which authorized management of the Group to execute the repurchase of up to
US$50.0
million of ADSs by
January 17, 2021,
in any form that management
may
deem appropriate. As of
December 31, 2020,
the Group had repurchased
5,893,139
ADSs, representing
11,786,278
ordinary shares, for a total cost of
US$49,049
thousand.

As of
December 31, 2020,
the Group had an equity ratio of
94%
and working capital, as expressed by total current assets less total current liabilities, of
US$138,609
 thousand. The total amount of cash and cash equivalents was
US$134,168
thousand.

See Note
20
for a schedule of maturities for financial liabilities.